Note 19 - Share-based Compensation and Warrant Reserve (Details Textual) $ / shares in Units, $ in Thousands					12 Months Ended
	Apr. 28, 2025 CAD ($) $ / shares shares	Jan. 09, 2025 $ / shares	Jan. 31, 2024	Jan. 09, 2024 shares	Dec. 31, 2025 CAD ($) $ / shares shares	Dec. 31, 2024 $ / shares	Jun. 29, 2023
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					140,000	245,000
Weighted average share price, share options granted (in CAD per share) | $ / shares					$ 0.37	$ 0.31
Number of warrants, issued during period (in shares)					13,029,435
Warrants issued in connection with QPM Acquisition [member]
Statement Line Items [Line Items]
Number of warrants, issued during period (in shares)	596,808
Warrants, number of shares exercisable into (in shares)	1
Exercise price of warrants issued in period (in CAD per share) | $ / shares	$ 1.35
Fair value of warrants | $	$ 30
Warrants issued in connection with QPM Acquisition [member] | Expected life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments	2.12
Warrants issued in connection with QPM Acquisition [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments	57
Warrants issued in connection with QPM Acquisition [member] | Expected dividend yield, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments	0
Warrants issued in connection with QPM Acquisition [member] | Risk-free interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments	2.56
Warrants issued in connection with QPM Acquisition [member] | Share price, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments	0.54
Warrants issued in first non-brokered private equity placement [member]
Statement Line Items [Line Items]
Number of warrants, issued during period (in shares)					6,728,000
Warrants, number of shares exercisable into (in shares)					1
Exercise price of warrants issued in period (in CAD per share) | $ / shares					$ 0.8
Fair value of warrants | $					$ 949
Warrants term (Year)					3 years
Warrants issued in first non-brokered private equity placement [member] | Expected life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					3
Warrants issued in first non-brokered private equity placement [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					58
Warrants issued in first non-brokered private equity placement [member] | Expected dividend yield, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					0
Warrants issued in first non-brokered private equity placement [member] | Risk-free interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					2.7
Warrants issued in first non-brokered private equity placement [member] | Share price, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					0.51
Warrants issued in second non-brokered private equity placement [member]
Statement Line Items [Line Items]
Number of warrants, issued during period (in shares)					747,127
Warrants, number of shares exercisable into (in shares)					1
Exercise price of warrants issued in period (in CAD per share) | $ / shares					$ 1.2
Fair value of warrants | $					$ 125
Warrants term (Year)					2 years
Warrants issued in second non-brokered private equity placement [member] | Expected life, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					2
Warrants issued in second non-brokered private equity placement [member] | Historical volatility for shares, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					63
Warrants issued in second non-brokered private equity placement [member] | Expected dividend yield, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					0
Warrants issued in second non-brokered private equity placement [member] | Risk-free interest rate, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					2.5
Warrants issued in second non-brokered private equity placement [member] | Share price, measurement input [member]
Statement Line Items [Line Items]
Significant unobservable input, entity's own equity instruments					0.77
Quebec Precious Metals Corporation [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement	282,470
QPM options [member]
Statement Line Items [Line Items]
Number of share options granted in share-based payment arrangement					282,470
Long-term incentive plan [member]
Statement Line Items [Line Items]
Description of maximum percentage of shares reserved for issuance for share-based compensation arrangement							10.00%
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares		$ 0.55
Vesting requirements for share-based payment arrangement, percentage		33.33%
Long-term incentive plan [member] | Deferred share units DSUs [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		590,000			590,000	0
Long-term incentive plan [member] | Restricted share units [member]
Statement Line Items [Line Items]
Number of other equity instruments granted in share-based payment arrangement		1,142,500	273,542	1,318,623	1,142,500	1,827,245
Weighted average exercise price of other equity instruments granted in share-based payment arrangement (in CAD per share) | $ / shares					$ 0.55	$ 0.57
Vesting requirements for share-based payment arrangement, percentage				0.33%
Long-term incentive plan [member] | Restricted share units [member] | Director [Member]
Statement Line Items [Line Items]
Number of instruments authorised in share-based payment arrangement (in shares)				235,080